DoubleLine Yield Opportunities Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.6%
1,286,572	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (b)(h)	01/15/2046	846,530
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95	% (b)	04/15/2044	3,800,477
1,590,485	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (b)	12/15/2038	1,448,092
11,211,252	LendingClub Receivables Trust, Series 2020-5A-B	7.50	% (b)	03/15/2046	11,198,606
868,376	MACH 1 Cayman Ltd., Series 2019-1-B	4.34	% (b)	10/15/2039	745,794
8,192	Marlette Funding Trust, Series 2021-1A-R	0.00	% (b)(h)(l)	06/16/2031	1,517,206
1,633,702	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (b)	12/15/2027	1,603,995
5,000,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (b)	05/17/2027	4,860,927
2,425,852	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (b)(h)(l)	05/15/2029	3,424,061
2,303,922	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (b)(h)(l)	08/15/2029	3,387,620
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (b)(h)(l)	08/15/2030	1,934,131
20,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (b)(h)(l)	01/25/2048	337,043
1,333,813	START Ireland, Series 2019-1-C	6.41	% (b)(h)	03/15/2044	1,010,863
4,173,825	Start Ltd., Series 2018-1-A	4.09	% (b)	05/15/2043	3,851,409
4,000	Upstart Securitization Trust, Series 2021-2-CERT	0.00	% (h)(l)	06/20/2031	1,950,912
3,300	Upstart Securitization Trust, Series 2021-5-CERT	0.00	% (b)(h)(l)	11/20/2031	1,696,860

Total Asset Backed Obligations (Cost $41,561,684)					43,614,526

Bank Loans - 9.1%
1,210,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	1,157,492
784,075	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%		05/17/2028	719,389
3,171,035	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%		06/13/2024	2,867,313
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%		06/16/2025	1,018,895
1,341,638	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	1,271,872
180,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%		02/08/2029	159,075
2,050,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%		09/19/2025	1,989,781
765,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%		12/10/2029	703,800
1,514,262	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%		10/25/2028	1,323,714
3,249,219	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	10.53%		10/25/2029	3,021,773
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/31/2028	261,919
1,425,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/19/2029	1,217,663
2,169,948	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%		05/08/2028	1,801,057

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,800,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%		12/10/2029	2,506,000
4,872	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.50%		06/21/2024	4,239
97,436	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	84,785
116,923	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	101,742
267,948	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	233,158
1,846,050	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	1,670,675
700,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		04/13/2029	656,250
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%)	8.51%		02/09/2029	4,365,000
1,185,030	Cross Financial Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.81%		09/15/2027	1,129,725
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.06%		02/19/2029	878,900
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%		12/01/2028	3,325,000
915,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	887,550
584,690	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%		08/02/2027	539,988
937,914	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	881,639
157,368	Element Materials Technology Group, Inc.	5.94	% (c)	04/12/2029	151,418
	Flynn Canada Ltd., Senior Secured First Lien Term Loan
577,688	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	6.19%		07/21/2028	470,816
577,687	(1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.56%		07/21/2028	470,815
1,941,326	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%		02/19/2026	1,882,116
237,970	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		09/29/2028	231,525
2,606,677	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	2,391,626
1,025,717	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	7.00%		05/30/2028	927,422
1,110,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%		07/07/2025	1,093,350
410,850	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%		03/31/2028	380,166
248,125	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%		07/07/2028	175,548
2,035,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.92%		09/01/2027	1,862,025
345,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	10.38%		04/30/2029	336,375
380,666	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.92%		07/27/2028	346,882
590,000	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	9.30%		03/31/2029	543,980

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
785,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		12/17/2029	702,575
2,146,387	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%		10/01/2027	2,035,719
400,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%		06/21/2027	396,200
3,899,244	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%		03/27/2026	3,701,026
645,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%		10/15/2029	609,022
776,100	OLA Netherlands B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.63%		12/15/2026	664,862
371,250	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	10.44%		06/23/2026	323,607
730,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	7.92%		02/13/2026	714,491
256,750	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%		12/14/2027	245,196
480,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%		09/21/2029	426,000
480,000	(1 Month LIBOR USD + 6.75%, 0.50% Floor)	7.87%		09/21/2029	426,000
1,168,971	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor) (1 Month LIBOR USD + 6.00% + 2.00% PIK)	7.63%		12/07/2026	701,020
498,049	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%		07/14/2028	465,426
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	9.42%		09/22/2028	728,438
834,967	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.29%		04/16/2026	730,016
3,360,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%		07/20/2026	3,095,400
616,900	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	527,450
5,000,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%		03/03/2028	4,933,750
1,605,406	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%		02/28/2025	1,592,362
305,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%		05/03/2027	283,803
952,800	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%		07/31/2028	900,396
735,570	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	697,504
165,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	8.01%		07/26/2029	149,738

Total Bank Loans (Cost $76,211,649)					71,092,459

Collateralized Loan Obligations - 16.8%
800,000	AIMCO Ltd., Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	7.09	% (b)	07/22/2032	713,313
2,000,000	AIMCO Ltd., Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.99	% (b)	10/17/2034	1,726,775

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,450,000	Apidos, Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	6.84	% (b)	10/22/2030	1,210,770
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	8.04	% (b)	07/25/2034	2,747,508
8,000,000	Bain Capital Credit Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 7.10%, 7.10% Floor)	8.20	% (b)	10/21/2034	7,251,312
1,250,000	Bain Capital Credit Ltd., Series 2022-3A-E (Secured Overnight Financing Rate 3 Month + 7.35%, 7.35% Floor)	8.49	% (b)	07/17/2035	1,164,387
1,500,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	4.44	% (b)	04/15/2036	1,396,365
2,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	7.69	% (b)	10/15/2036	1,807,571
1,850,000	Canyon Capital Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.53%, 6.53% Floor)	7.57	% (b)	10/15/2034	1,623,728
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	7.45	% (b)	04/15/2034	868,732
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	7.24	% (b)	07/15/2034	1,709,490
1,875,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.88	% (b)	01/25/2035	1,707,295
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	04/15/2034	850,851
3,800,000	Catskill Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.00%)	7.06	% (b)	04/20/2029	3,448,796
2,000,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	7.69	% (b)	07/16/2030	1,748,182
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (3 Month LIBOR USD + 5.90%, 5.90% Floor)	7.08	% (b)	04/24/2031	2,797,007
1,750,000	CIFC Funding Ltd., Series 2017-5A-D (3 Month LIBOR USD + 6.10%)	7.14	% (b)	11/16/2030	1,568,876
4,650,000	CIFC Funding Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.84	% (b)	10/16/2034	4,267,585
2,000,000	CIFC Funding Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (b)	07/15/2036	1,713,964
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	7.89	% (b)	01/15/2034	1,376,130
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	07/15/2033	445,106
1,000,000	Dryden Ltd., Series 2020-77A-ER (3 Month LIBOR USD + 5.87%, 5.87% Floor)	7.35	% (b)	05/20/2034	837,389
2,500,000	Dryden Ltd., Series 2021-87A-E (3 Month LIBOR USD + 6.15%, 6.15% Floor)	7.63	% (b)	05/20/2034	2,194,422
2,000,000	Dryden Senior Loan Fund, Series 2017-54A-E (3 Month LIBOR USD + 6.20%)	7.24	% (b)	10/19/2029	1,702,844
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.96	% (b)	10/20/2029	1,366,589
2,000,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	6.54	% (b)	10/15/2030	1,743,262
1,000,000	HPS Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	6.46	% (b)	02/05/2031	840,151
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	6.26	% (b)	10/20/2027	930,750
2,500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	7.74	% (b)	07/29/2030	2,294,684

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
750,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	10/15/2031	663,017
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	7.39	% (b)	07/15/2034	2,220,900
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	07/17/2034	1,738,173
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	7.13	% (b)	07/25/2034	421,841
1,000,000	Magnetite Ltd., Series 2020-28A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	7.21	% (b)	01/20/2035	846,737
4,000,000	Milos Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	7.21	% (b)	10/20/2030	3,473,850
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (b)	04/15/2034	2,212,523
7,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.50%, 6.50% Floor)	7.35	% (b)	01/20/2035	6,189,364
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.06	% (b)	10/20/2035	462,549
3,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.31	% (b)	10/20/2035	2,564,407
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.78	% (b)	10/25/2032	662,405
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.06	% (b)	01/20/2035	1,304,438
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	0.00	% (b)(d)(h)(l)	10/25/2032	3,176,335
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	8.20	% (b)	05/12/2031	442,500
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.64	% (b)	07/15/2036	870,277
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	7.54	% (b)	04/15/2034	3,493,879
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.46	% (b)	11/18/2031	831,406
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.31	% (b)	07/02/2035	2,653,746
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	7.16	% (b)	07/20/2034	437,773
1,000,000	Reese Park Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	7.54	% (b)	10/15/2034	895,118
5,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.84	% (b)	04/15/2036	4,322,161
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.89	% (b)	04/15/2036	839,398
3,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	7.92	% (b)	07/20/2034	2,628,561
4,000,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	7.74	% (b)	10/25/2034	3,420,039
7,000,000	Sound Point Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.36%, 6.36% Floor)	7.54	% (b)	07/25/2034	5,939,733
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	7.79	% (b)	10/25/2034	1,710,552
7,000,000	Sound Point Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.88	% (b)	10/25/2034	6,022,696

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	8.09	% (b)	04/15/2035	2,284,374
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	6.54	% (b)	07/15/2030	873,512
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	6.79	% (b)	07/15/2030	869,240
2,000,000	Thompson Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.31%, 6.31% Floor)	7.35	% (b)	04/15/2034	1,776,526
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	5.21	% (b)	07/20/2032	2,839,639
2,000,000	Voya Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.90%, 5.90% Floor)	6.94	% (b)	10/18/2031	1,658,095
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	7.06	% (b)	06/07/2030	1,142,853
2,700,000	Voya Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%)	6.24	% (b)	04/19/2031	2,293,163
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	7.34	% (b)	01/15/2032	1,774,111
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	6.56	% (b)	07/20/2030	879,543

Total Collateralized Loan Obligations (Cost $147,019,706)					130,889,268

Foreign Corporate Bonds - 19.6%
2,450,000	ABM Investama Tbk PT	9.50	% (b)	08/05/2026	2,169,112
1,300,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	1,154,510
1,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	909,849
1,200,000	AES Andres B.V.	5.70	% (b)	05/04/2028	1,024,394
1,000,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	816,469
2,400,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (a)	05/25/2025	517,733
2,780,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (a)	07/31/2024	604,942
700,000	AI Candelaria Spain S.A.	7.50%		12/15/2028	628,719
1,000,000	AI Candelaria Spain S.A.	5.75	% (b)	06/15/2033	733,584
2,250,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	1,650,564
6,000,000	Air Canada Class C Pass Through Trust	10.50	% (b)	07/15/2026	6,516,280
500,000	Alpha Holdings S.A. de C.V.	10.00	% (e)	12/19/2022	29,875
1,000,000	Alpha Holdings S.A. de C.V.	9.00	% (b)(e)	02/10/2025	65,000
2,500,000	Alpha Holdings S.A. de C.V.	9.00	% (e)	02/10/2025	162,500
4,000,000	Altice France Holding S.A.	6.00	% (b)	02/15/2028	2,846,620
4,000,000	AMS AG	7.00	% (b)	07/31/2025	3,821,919
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	601,751
3,200,000	Braskem Idesa SAPI	6.99	% (b)	02/20/2032	2,479,504
2,300,000	Camposol S.A.	6.00%		02/03/2027	1,937,449
2,450,000	CAP S.A.	3.90%		04/27/2031	1,925,002
200,000	Central China Real Estate Ltd.	7.25%		04/24/2023	100,200
4,650,000	Central China Real Estate Ltd.	7.25%		07/16/2024	1,499,625
400,000	Central China Real Estate Ltd.	7.25%		08/13/2024	127,407
2,000,000	Connect Finco LLC	6.75	% (b)	10/01/2026	1,804,010
1,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	1,035,057
4,600,000	Credito Real S.A.B. de C.V.	9.50	% (e)	02/07/2026	310,500
2,000,000	Credivalores-Crediservicios SAS	9.75%		07/27/2022	1,943,060
1,000,000	Credivalores-Crediservicios SAS	8.88	% (b)	02/07/2025	553,160

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,400,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	774,424
2,365,000	Ecopetrol S.A.	5.88%		05/28/2045	1,614,112
3,150,000	Ecopetrol S.A.	5.88%		11/02/2051	2,066,008
658,350	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	554,655
3,200,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,453,872
191,360	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	178,326
3,300,000	Frigorifico Concepcion S.A.	7.70	% (b)	07/21/2028	2,598,090
950,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	747,935
2,400,000	Frontera Energy Corporation	7.88	% (b)	06/21/2028	1,950,480
1,000,000	FS Luxembourg SARL	10.00	% (b)	12/15/2025	1,009,898
414,000	Gajah Tunggal Tbk PT	8.95%		06/23/2026	314,640
8,000,000	Garda World Security Corporation	9.50	% (b)	11/01/2027	7,327,236
2,000,000	Geopark Ltd.	5.50%		01/17/2027	1,678,960
1,600,000	Gilex Holding SARL	8.50%		05/02/2023	1,564,320
2,217,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,896,242
2,600,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	2,225,917
500,000	Grupo Axo SAPI de C.V.	5.75	% (b)	06/08/2026	426,172
3,015,000	Guacolda Energia S.A.	4.56%		04/30/2025	1,066,747
3,022,800	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	2,773,419
1,600,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,467,200
1,900,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	1,406,731
1,100,000	Interpipe Holdings PLC	8.38	% (b)	05/13/2026	488,484
3,800,000	Jababeka International B.V.	6.50%		10/05/2023	2,492,800
950,000	Kosmos Energy Ltd.	7.50%		03/01/2028	789,004
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (b)	12/31/2027	2,652,001
3,650,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	2,910,309
300,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	260,526
4,000,000	Metinvest B.V.	7.75%		10/17/2029	2,192,600
2,675,000	Mexarrend SAPI de C.V.	10.25%		07/24/2024	1,278,078
4,400,000	Mexico City Airport Trust	5.50%		07/31/2047	3,030,148
4,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,649,567
2,100,000	Minerva Luxembourg S.A.	4.38	% (b)	03/18/2031	1,683,045
1,550,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,253,562
1,800,000	Movida Europe S.A.	5.25%		02/08/2031	1,397,520
1,450,000	NGD Holdings B.V.	6.75%		12/31/2026	646,700
4,850,000	OCP S.A.	5.13%		06/23/2051	3,233,175
4,750,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	2,331,962
438,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (b)	02/11/2025	285,298
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	2,150,807
2,600,000	Pertamina Persero PT	4.15%		02/25/2060	1,940,989
2,600,000	Peru LNG SRL	5.38%		03/22/2030	2,106,143
5,460,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,152,030
5,400,000	Petroleos del Peru S.A.	5.63%		06/19/2047	3,680,937
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,249,100
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,117,719
1,200,000	Prime Energia S.p.A.	5.38%		12/30/2030	812,046

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,400,000	RKP Overseas Finance Ltd.	7.95	% (a)	08/17/2022	1,997,636
1,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (a)	11/18/2024	440,000
2,000,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	274,720
2,900,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	261,000
530,000	Seaspan Corporation	5.50	% (b)	08/01/2029	423,568
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,097,258
3,600,000	SierraCol Energy Andina LLC	6.00	% (b)	06/15/2028	2,633,418
500,000	Simpar Europe S.A.	5.20%		01/26/2031	387,017
600,000	SSMS Plantation Holdings Pte Ltd.	7.75%		01/23/2023	531,000
4,700,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	4,527,118
2,175,000	Telesat LLC	5.63	% (b)	12/06/2026	1,377,297
1,816,000	Tervita Corporation	11.00	% (b)	12/01/2025	1,978,260
3,600,000	TK Elevator Holdco GmbH	7.63	% (b)	07/15/2028	3,237,264
2,500,000	Tullow Oil PLC	10.25	% (b)	05/15/2026	2,394,137
900,000	TV Azteca S.A.B. de C.V.	8.25	% (e)	08/09/2024	405,000
3,035,592	UEP Penonome S.A.	6.50	% (b)	10/01/2038	2,841,360
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	1,496,315
500,000	VTR Finance NV	6.38%		07/15/2028	357,559
1,300,000	YPF S.A.	8.50%		06/27/2029	805,155
3,600,000	YPF S.A.	7.00%		12/15/2047	1,773,552
4,600,000	Yuzhou Group Holdings Company Ltd.	7.38	% (e)	01/13/2026	345,000

Total Foreign Corporate Bonds (Cost $206,549,638)					152,432,363

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.4%
5,100,000	Brazilian Government International Bond	4.75%		01/14/2050	3,470,708
600,000	Colombia Government International Bond	4.13%		02/22/2042	374,296
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,427,454
500,000	Dominican Republic International Bond	6.00	% (b)	02/22/2033	417,779
1,400,000	Dominican Republic International Bond	5.30	% (b)	01/21/2041	975,159
600,000	Dominican Republic International Bond	5.30%		01/21/2041	417,925
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	1,873,832
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,700,884
4,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	2,741,400
850,000	Ukraine Government International Bond	9.75%		11/01/2028	215,560
3,400,000	Ukraine Government International Bond	7.25%		03/15/2033	854,257

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $27,298,005)					18,469,254

Non-Agency Commercial Mortgage Backed Obligations - 30.7%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	04/15/2034	7,082,852
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	5.32	% (b)	06/15/2035	1,471,355
2,030,353	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-F (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	5.24	% (b)	09/15/2036	2,004,312
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (b)(d)(g)	05/15/2061	1,300,928
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (b)(d)(g)	05/15/2061	482,201
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (b)(d)(g)	05/15/2061	1,264,032

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (b)(d)(g)	02/15/2052	1,130,583
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (b)(d)(g)	02/15/2052	556,744
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (b)(d)(g)	02/15/2052	269,709
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (b)(d)(g)	02/15/2052	338,021
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.72	% (b)(d)	04/15/2053	2,271,493
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	7.32	% (b)	03/15/2036	5,737,408
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.95	% (b)(d)	07/15/2051	5,741,675
12,324,000	Benchmark Mortgage Trust, Series 2021-B26-XF	1.50	% (b)(d)(g)	06/15/2054	1,196,671
5,000,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	5.18	% (b)	08/15/2038	4,500,169
2,975,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	2,887,843
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	07/15/2034	4,927,337
1,880,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	4.92	% (b)	04/15/2034	1,744,203
5,000,000	BX Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	5.33	% (b)	10/15/2036	4,568,011
3,500,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	5.25	% (b)	06/15/2036	3,255,251
2,500,000	BX Trust, Series 2021-VIEW-G (1 Month LIBOR USD + 4.93%, 4.93% Floor)	6.25	% (b)	06/15/2036	2,331,620
3,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-C	4.54	% (d)	12/10/2054	2,632,797
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (b)(d)	02/10/2048	4,492,892
71,602,359	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-XA	0.89	% (d)(g)	11/10/2046	634,798
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.08	% (b)(d)	01/15/2049	4,285,553
97,211,313	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.95	% (d)(g)	09/15/2050	1,690,164
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (b)	03/15/2053	1,759,945
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.23	% (b)(d)(g)	03/15/2053	913,832
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (b)(d)(g)	12/15/2049	584,414
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	5.81	% (b)	12/15/2030	6,668,712
5,489,636	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	5.30	% (b)	07/15/2022	5,480,429
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	4.74	% (b)	08/15/2035	3,810,757
4,622,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.48	% (d)	05/10/2049	4,033,721
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.76	% (b)(d)	06/05/2035	1,719,139
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (b)(d)	05/10/2041	3,012,218
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (b)(d)	05/10/2041	2,834,550
1,514,756	FREMF Mortgage Trust, Series 2016-KF14-B (1 Month LIBOR USD + 8.80%)	9.92	% (b)	01/25/2023	1,546,223
2,892,292	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	8.80	% (b)	02/25/2023	2,903,153
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	7.76	% (b)	03/25/2026	1,987,803
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	6.62	% (b)	06/25/2023	2,375,810

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	6.27	% (b)	09/25/2023	1,225,412
7,849,398	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	6.92	% (b)	11/25/2028	7,729,926
9,938,752	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	7.12	% (b)	10/25/2029	9,952,042
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	11/15/2036	2,842,010
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	7.26	% (b)	11/15/2026	2,842,298
2,163,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-F (1 Month LIBOR USD + 4.55%, 4.55% Floor)	5.87	% (b)	10/15/2036	2,023,530
1,859,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.67	% (b)(d)	11/10/2047	1,336,160
2,149,788	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (b)(d)	02/10/2048	1,936,373
7,517,792	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (d)(g)	10/10/2049	297,647
3,000,311	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1-AJ	7.05	% (d)	02/15/2051	2,945,262
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	5.37	% (b)	07/15/2036	3,680,837
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (b)(d)(g)	07/15/2036	14,754
28,567,104	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.75	% (d)(g)	09/15/2047	298,215
3,998,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	4.02	% (b)(d)	01/15/2048	3,572,810
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (b)(d)	02/15/2048	1,884,224
47,730,846	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.29	% (d)(g)	11/15/2048	1,045,306
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.55	% (d)(g)	05/13/2053	757,575
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	2.10	% (b)(d)(g)	05/13/2053	1,239,841
5,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (b)	11/15/2038	4,541,232
600,000	MFT Trust, Series 2020-ABC-D	3.59	% (b)(d)	02/10/2042	479,968
4,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.57	% (b)	05/15/2023	3,705,725
7,186,250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.27	% (d)	03/15/2048	5,995,023
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (b)(d)	12/15/2047	4,246,853
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (b)	11/15/2052	2,705,895
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (b)	12/15/2051	1,467,860
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (b)	05/15/2036	4,246,121
459,737,312	Morgan Stanley Capital Trust, Series 2022-L8-XA	0.09	% (d)(g)	04/15/2055	1,937,287
7,234,429	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	8.78	% (b)	02/15/2039	6,984,985
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	5.37	% (b)	11/11/2034	3,682,440
4,000,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	5.17	% (b)	06/15/2026	3,683,058

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,480,908	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	5.53	% (b)	03/15/2038	6,887,742
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (b)(d)	12/15/2050	3,413,173
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.44	% (d)	12/15/2051	2,173,052
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.21	% (b)(d)	03/10/2046	6,328,610
1,022,820	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-C	6.66	% (b)(d)	01/10/2045	1,010,717
3,295,374	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.27	% (b)(d)	10/15/2044	3,066,082
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.22	% (d)	05/15/2048	7,054,100
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (b)	03/15/2059	1,647,085
4,514,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.24	% (d)	06/15/2049	3,846,582
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (b)	01/15/2060	2,536,867
2,684,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8-E	5.03	% (b)(d)	08/15/2045	2,674,627

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $249,838,795)					238,368,634

Non-Agency Residential Collateralized Mortgage Obligations - 12.5%
9,768,104	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		10/25/2036	4,221,156
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (b)	11/19/2037	9,436,498
9,234,303	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	5.72	% (b)	07/25/2039	9,043,636
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	5.02	% (b)	10/25/2039	3,604,761
8,400,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	7.13	% (b)	11/25/2041	7,042,303
6,282,972	Countrywide Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.00% Cap)	2.16%		08/25/2035	3,919,158
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.85	% (b)(d)	05/25/2065	9,913,781
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	5.69	% (b)(d)	09/25/2060	1,408,165
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (b)(d)	05/25/2065	7,956,022
1,251,338	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (b)(f)	08/25/2025	1,247,309
6,691,569	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 11.50% Cap)	2.02%		06/25/2037	3,074,545
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.15	% (b)(d)	05/25/2060	3,694,848
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.15	% (b)(d)	05/25/2060	2,514,231
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (b)	09/18/2036	3,872,513
4,741,411	TBW Mortgage Backed Pass Through Trust, Series 2007-2-A1A	5.96	% (d)	07/25/2037	1,796,956
664,172	Velocity Commercial Capital Loan Trust, Series 2016-1-M5	8.58	% (b)(d)	04/25/2046	663,142
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (b)(d)	04/25/2060	2,454,301
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (b)(d)	05/25/2065	4,786,440
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (b)(d)	03/25/2060	1,207,584
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (b)(d)	03/25/2060	3,203,152
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (b)(d)	03/25/2065	9,059,651
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (b)(d)	04/25/2065	3,228,009

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $100,196,667)					97,348,161

US Corporate Bonds - 21.0%
3,280,000	Air Methods Corporation	8.00	% (b)	05/15/2025	2,153,058
5,130,000	Alliant Holdings Intermediate LLC	6.75	% (b)	10/15/2027	4,565,803

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,425,000	Allied Universal Holdco LLC	9.75	% (b)	07/15/2027	6,304,233
4,485,000	Artera Services LLC	9.03	% (b)	12/04/2025	3,625,898
1,975,000	ASP Unifrax Holdings, Inc.	7.50	% (b)	09/30/2029	1,374,548
920,000	At Home Group, Inc.	7.13	% (b)	07/15/2029	523,678
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (b)	05/01/2027	2,026,468
535,000	Boxer Parent Company, Inc.	7.13	% (b)	10/02/2025	512,947
4,000,000	Caesars Entertainment, Inc.	8.13	% (b)	07/01/2027	3,873,300
595,000	Carnival Corporation	7.63	% (b)	03/01/2026	462,241
5,995,000	Castle US Holding Corporation	9.50	% (b)	02/15/2028	5,127,424
3,315,000	Cengage Learning, Inc.	9.50	% (b)	06/15/2024	3,071,115
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (b)	06/01/2029	1,346,586
2,335,000	Cobra AcquisitionCo LLC	6.38	% (b)	11/01/2029	1,754,554
2,490,000	Community Health Systems, Inc.	6.88	% (b)	04/15/2029	1,613,296
405,000	Coty, Inc.	6.50	% (b)	04/15/2026	373,985
1,365,000	CSI Compressco LP	7.50	% (b)	04/01/2025	1,263,659
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (b)	06/15/2028	3,313,377
792,284	CWT Travel Group, Inc.	8.50	% (b)	11/19/2026	716,027
3,895,000	Dealer Tire LLC	8.00	% (b)	02/01/2028	3,369,993
1,500,000	DISH DBS Corporation	5.75	% (b)	12/01/2028	1,113,427
5,583,000	Embarq Corporation	8.00%		06/01/2036	4,205,032
1,540,000	Endo Luxembourg Finance Company SARL	6.13	% (b)	04/01/2029	1,167,181
4,395,000	Endurance International Group Holdings, Inc.	6.00	% (b)	02/15/2029	3,178,337
2,505,000	EQM Midstream Partners LP	6.50	% (b)	07/01/2027	2,333,609
2,665,000	Ferrellgas LP	5.88	% (b)	04/01/2029	2,167,706
800,000	Fertitta Entertainment LLC	6.75	% (b)	01/15/2030	616,304
1,200,000	Frontier Communications Holdings LLC	6.75	% (b)	05/01/2029	990,318
1,640,000	Full House Resorts, Inc.	8.25	% (b)	02/15/2028	1,313,101
965,000	Hightower Holding LLC	6.75	% (b)	04/15/2029	727,074
3,000,000	Illuminate Buyer LLC	9.00	% (b)	07/01/2028	2,373,915
1,554,709	JetBlue Pass Through Trust—Class B	8.00%		11/15/2027	1,566,651
1,010,000	LBM Acquisition LLC	6.25	% (b)	01/15/2029	651,793
1,595,000	LD Holdings Group LLC	6.13	% (b)	04/01/2028	974,673
3,215,000	Lions Gate Capital Holdings LLC	5.50	% (b)	04/15/2029	2,517,072
3,030,000	LSF9 Atlantis Holdings LLC	7.75	% (b)	02/15/2026	2,570,414
2,550,000	McGraw-Hill Education, Inc.	5.75	% (b)	08/01/2028	2,188,396
1,840,000	Metis Merger Sub LLC	6.50	% (b)	05/15/2029	1,465,150
2,080,000	Minerva Merger Sub, Inc.	6.50	% (b)	02/15/2030	1,735,854
3,005,000	NFP Corporation	6.88	% (b)	08/15/2028	2,487,719
5,765,000	NGL Energy Operating LLC	7.50	% (b)	02/01/2026	5,208,822
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,370,937
250,000	Olympus Water US Holding Corporation	6.25	% (b)	10/01/2029	174,062
650,000	Par Petroleum LLC	12.88	% (b)	01/15/2026	723,775
780,000	Park River Holdings, Inc.	5.63	% (b)	02/01/2029	487,209
2,145,000	PBF Holding Company LLC	9.25	% (b)	05/15/2025	2,245,547
1,435,000	PECF USS Intermediate Holding Corporation	8.00	% (b)	11/15/2029	1,139,246
1,250,000	Performance Food Group, Inc.	6.88	% (b)	05/01/2025	1,245,688

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,835,000	PetSmart, Inc.	7.75	% (b)	02/15/2029	3,462,065
7,250,000	Radiology Partners, Inc.	9.25	% (b)	02/01/2028	5,455,480
200,000	Sabre Global, Inc.	9.25	% (b)	04/15/2025	193,105
3,305,000	Sabre Global, Inc.	7.38	% (b)	09/01/2025	3,071,849
2,635,000	SEG Holding LLC	5.63	% (b)	10/15/2028	2,364,702
4,170,000	SWF Escrow Issuer Corporation	6.50	% (b)	10/01/2029	2,810,267
3,410,000	TKC Holdings, Inc.	10.50	% (b)	05/15/2029	2,795,177
885,000	TMS International Corporation	6.25	% (b)	04/15/2029	644,383
780,000	TransDigm, Inc.	8.00	% (b)	12/15/2025	790,292
4,798,000	Trident TPI Holdings, Inc.	9.25	% (b)	08/01/2024	4,396,383
2,365,000	Triton Water Holdings, Inc.	6.25	% (b)	04/01/2029	1,683,076
3,216,000	Triumph Group, Inc.	8.88	% (b)	06/01/2024	3,243,561
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	4,859,789
7,500,000	Uber Technologies, Inc.	8.00	% (b)	11/01/2026	7,483,463
1,500,000	Uber Technologies, Inc.	7.50	% (b)	09/15/2027	1,455,720
1,785,000	United Natural Foods, Inc.	6.75	% (b)	10/15/2028	1,670,655
2,460,000	Uniti Group LP	6.50	% (b)	02/15/2029	1,809,182
2,845,000	Univision Communications, Inc.	6.63	% (b)	06/01/2027	2,714,130
4,000,000	Verscend Escrow Corporation	9.75	% (b)	08/15/2026	3,901,040
2,400,000	ViaSat, Inc.	6.50	% (b)	07/15/2028	1,656,180
1,050,000	Vibrantz Technologies, Inc.	9.00	% (b)	02/15/2030	741,662
2,165,000	Viking Cruises Ltd.	13.00	% (b)	05/15/2025	2,221,658
2,375,000	Virtusa Corporation	7.13	% (b)	12/15/2028	1,912,647
221,000	Weatherford International Ltd.	11.00	% (b)	12/01/2024	222,974
1,255,000	Weatherford International Ltd.	6.50	% (b)	09/15/2028	1,128,603
3,280,000	Weatherford International Ltd.	8.63	% (b)	04/30/2030	2,728,095
2,540,000	Wheel Pros, Inc.	6.50	% (b)	05/15/2029	1,798,434

Total US Corporate Bonds (Cost $195,720,740)					163,525,774

US Government and Agency Mortgage Backed Obligations - 9.0%
3,047,679	Federal Home Loan Mortgage Corporation REMICS, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (g)(k)	02/15/2042	456,024
2,971,287	Federal Home Loan Mortgage Corporation REMICS, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.94	% (g)(k)	11/15/2040	299,975
6,349,563	Federal Home Loan Mortgage Corporation REMICS, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.83	% (g)(k)	10/15/2042	843,038
3,456,785	Federal Home Loan Mortgage Corporation REMICS, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (g)(k)	01/15/2047	471,668
12,643,836	Federal Home Loan Mortgage Corporation REMICS, Series 4863-IA	4.50	% (g)	03/15/2045	1,460,257
17,397,969	Federal Home Loan Mortgage Corporation REMICS, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 6.10% Cap)	5.17	% (g)(k)	08/25/2050	4,019,056
9,250,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	6.87	% (b)	01/25/2050	8,029,800
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%)	6.42	% (b)	02/25/2050	2,513,416
6,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	6.58	% (b)	12/25/2050	5,134,525

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,200,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	5.72	% (b)	03/25/2050	1,124,051
22,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	9.22	% (b)	03/25/2050	20,087,481
8,573,414	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	4.58	% (g)(k)	09/15/2043	1,078,893
9,750,000	Federal Home Loan Mortgage Corporation, STACR REMIC Trust, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	8.33	% (b)	11/25/2050	9,329,482
8,750,924	Federal National Mortgage Association, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (g)(k)	11/25/2042	1,220,851
11,044,589	Federal National Mortgage Association, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (g)(k)	08/25/2042	1,388,262
6,133,678	Federal National Mortgage Association, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (g)(k)	09/25/2047	899,219
8,326,573	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (g)(k)	06/25/2049	1,148,781
48,708,742	Federal National Mortgage Association, Series 2019-M26-X1	0.72	% (d)(g)	03/25/2030	1,611,553
12,257,946	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.00	% (g)(k)	02/20/2045	1,353,845
6,671,598	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.45	% (g)(k)	04/20/2048	763,273
8,084,831	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	3.77	% (g)(k)	07/20/2044	753,372
14,652,639	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.09	% (g)(k)	07/16/2045	1,512,708
5,435,247	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.50	% (g)(k)	09/20/2047	780,818
28,488,153	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (g)(k)	06/20/2051	492,332
33,390,541	Government National Mortgage Association, Series 2021-H04-BI	2.20	% (d)(g)	02/01/2071	1,756,967
35,018,984	Government National Mortgage Association, Series 2021-H07-AI	1.26	% (d)(g)	05/20/2071	1,586,412

Total US Government and Agency Mortgage Backed Obligations (Cost $87,648,054)					70,116,059

Common Stocks - 0.1%
23,484	CWT Travel Holdings, Inc. (h)(i)				469,680

Total Common Stocks (Cost $481,305)					469,680

Preferred Stocks - 1.1%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%)	6.13	% (a)	04/15/2025	8,080,000
10,223	Riverbed Technologies, Inc.	1.50	% (h)(i)		61,338

Total Preferred Stocks (Cost $8,891,565)					8,141,338

Real Estate Investment Trusts - 1.0%
650,000	AGNC Investment Corporation	8.72%			7,195,500
30,000	Chimera Investment Corporation (3 Month LIBOR USD + 5.38%)	8.00	% (a)	03/30/2024	615,600

Total Real Estate Investment Trusts (Cost $9,077,736)					7,811,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 2.4%
6,053,587	First American Government Obligations Fund - Class U	1.31	% (j)		6,053,587
6,053,587	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (j)		6,053,587
6,053,587	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (j)		6,053,587

Total Short Term Investments (Cost $18,160,761)					18,160,761

Total Investments - 131.3% (Cost $1,168,656,305) (m)					1,020,439,377
Liabilities in Excess of Other Assets - (31.3)%					(242,998,169)

NET ASSETS - 100.0%					$777,441,208

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(g)	Interest only security

(h)	Value determined using significant unobservable inputs.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(m)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	30.7%
US Corporate Bonds	21.0%
Foreign Corporate Bonds	19.6%
Collateralized Loan Obligations	16.8%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Bank Loans	9.1%
US Government and Agency Mortgage Backed Obligations	9.0%
Asset Backed Obligations	5.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	2.4%
Preferred Stocks	1.1%
Real Estate Investment Trusts	1.0%
Common Stocks	0.1%
Other Assets and Liabilities	(31.3)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	30.7%
Collateralized Loan Obligations	16.8%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
US Government and Agency Mortgage Backed Obligations	9.0%
Energy	8.1%
Asset Backed Obligations	5.6%
Electronics/Electric	4.1%
Commercial Services	3.6%
Real Estate	3.2%
Technology	3.0%
Media	3.0%
Utilities	2.5%
Aerospace & Defense	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	2.4%
Telecommunications	2.2%
Finance	1.9%
Consumer Products	1.8%
Healthcare	1.7%
Chemicals/Plastics	1.7%
Transportation	1.4%
Retailers (other than Food/Drug)	1.3%
Mining	1.1%
Business Equipment and Services	1.0%
Insurance	1.0%
Financial Intermediaries	0.9%
Automotive	0.9%
Hotels/Motels/Inns and Casinos	0.7%
Containers and Glass Products	0.6%
Food Products	0.6%
Leisure	0.5%
Industrial Equipment	0.5%
Diversified Manufacturing	0.4%
Chemical Products	0.4%
Building and Development (including Steel/Metals)	0.3%
Food/Drug Retailers	0.3%
Construction	0.3%
Environmental Control	0.3%
Pharmaceuticals	0.1%
Food Service	0.1%
Other Assets and Liabilities	(31.3)%

100.0%

Notes to Schedule of Investments

June 30,2022 (Unaudited)

1.   Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. The Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board. The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$18,160,761
Preferred Stocks	8,080,000
Real Estate Investment Trusts	7,811,100

Total Level 1	34,051,861
Level 2
Non-Agency Commercial Mortgage Backed Obligations	238,368,634
US Corporate Bonds	163,525,774
Foreign Corporate Bonds	152,432,363
Collateralized Loan Obligations	127,712,933
Non-Agency Residential Collateralized Mortgage Obligations	97,348,161
Bank Loans	71,092,459
US Government and Agency Mortgage Backed Obligations	70,116,059
Asset Backed Obligations	27,509,300
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,469,254

Total Level 2	966,574,937
Level 3
Asset Backed Obligations	16,105,226
Collateralized Loan Obligations	3,176,335
Common Stocks	469,680
Preferred Stocks	61,338

Total Level 3	19,812,579

Total	$1,020,439,377

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Unfunded Loan Commitments	(2,383)

Total Level 2	(2,383)
Level 3	—

Total	$(2,383)

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$17,202,828	$3,586	$(7,254,182)	$—	$6,512,421	$(359,427)	$—	$—	$16,105,226	$(5,867,768)
Collateralized Loan Obligations	4,404,564	—	(1,228,229)	—	—	—	—	—	3,176,335	(1,228,229)
Common Stocks	—	—	(11,625)	—	481,305	—	—	—	469,680	—
Preferred Stocks	—	—	(156,595)	—	217,933	—	—	—	61,338	—
Foreign Corporate Bonds	104,947	—	—	—	30,639	(135,586)	—	—	—	—

Total	$21,712,339	$3,586	$(8,650,631)	$—	$7,242,298	$(495,013)	$—	$—	$19,812,579	$(7,095,997)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$16,105,226	Market Comparables	Market Quotes	$65.80 - $51,420.01 ($13,597.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$3,176,335	Market Comparables	Market Quotes	$63.53 ($63.53)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$469,680	Market Comparables	Market Quotes	$20.00 ($20.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$61,338	Market Comparables	Market Quotes	$6.00 ($6.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.